UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 3.7%
Financials
Pacific Life Global Funding, 144A, 5.78% *, 6/2/2018 (Cost $5,000,000)	5,000,000	4,343,000
Government & Agency Obligations 93.8%
US Government Sponsored Agencies 5.5%
Federal National Mortgage Association, 5.187% *, 8/8/2011	7,000,000	6,553,400
US Treasury Obligations 88.3%
US Treasury Bills, 0.17% **, 1/15/2009 (a)	575,000	574,997
US Treasury Inflation-Indexed Bonds:

	1.75%, 1/15/2028			11,375,320	10,509,726
	2.375%, 1/15/2025			13,791,960	13,554,904
	3.375%, 4/15/2032			1,830,795	2,257,456
	3.625%, 4/15/2028			6,027,570	7,180,813
US Treasury Inflation-Indexed Notes:
	0.625%, 4/15/2013			10,762,185	10,289,661
	0.875%, 4/15/2010			4,574,280	4,299,110
	1.375%, 7/15/2018			8,037,280	7,516,738
	1.625%, 1/15/2018			6,204,720	5,889,154
	1.875%, 7/15/2013			11,205,915	10,550,190
	2.0%, 4/15/2012			6,405,780	6,246,635
	2.0%, 1/15/2014			9,379,840	8,887,398
	2.0%, 1/15/2016			9,823,770	9,407,792
	3.0%, 7/15/2012			7,229,520	7,085,493

					104,250,067

Total Government & Agency Obligations (Cost $115,229,449)					110,803,467
				Shares	Value ($)

Cash Equivalents 0.5%
Cash Management QP Trust, 1.42% (b) (Cost $560,952)				560,952	560,952
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,790,401) †				98.0	115,707,419
Other Assets and Liabilities, Net				2.0	2,358,076

Net Assets				100.0	118,065,495

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

	*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

	**			Annualized yield at time of purchase; not a coupon rate.
	†

The cost for federal income tax purposes was $120,827,381. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $5,119,962. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $708,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,828,815.

	(a)			At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
	(b)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	3/16/2009	36	2,821,381	2,921,452	100,071

10 Year Canadian Government Bond	3/20/2009	13	1,254,134	1,334,856	80,722
2 Year US Treasury Note	3/31/2009	11	2,369,499	2,398,688	29,189
Federal Republic of Germany Euro-Schatz	3/6/2009	72	10,734,837	10,755,978	21,141
Federal Republic of Germany Euro-Bund	3/6/2009	20	3,458,203	3,470,675	12,472
United Kingdom Long Gilt Bond	3/27/2009	13	2,161,420	2,307,747	146,327
Total unrealized appreciation					389,922
At December 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	3/11/2009	2	3,074,434	3,091,451	(17,017)
10 Year US Treasury Note	3/20/2009	69	8,397,026	8,676,750	(279,724)
Total unrealized depreciation					(296,741)

At December 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	3,971,930	EUR	3,152,000	1/21/2009	405,223
USD	404,142	JPY	37,451,000	1/21/2009	9,179
USD	1,827,714	SEK	15,287,000	1/21/2009	104,592
USD	3,364,940	SGD	5,135,000	1/21/2009	196,580
GBP	908,000	USD	1,329,766	1/21/2009	25,083
Total unrealized appreciation					740,657
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	1,674,000	USD	1,076,566	1/21/2009	(87,708)
CAD	390,000	USD	309,229	1/21/2009	(6,573)
CHF	1,460,000	USD	1,203,379	1/21/2009	(168,675)
NOK	23,146,000	USD	3,212,268	1/21/2009	(87,818)
Total unrealized depreciation					(350,774)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ 93,181
Level 2	104,811,019	389,883
Level 3	10,896,400	-
Total	$ 115,707,419	$ 483,064

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

Investments in Securities
Balance as of October 1, 2008	$ 11,637,272
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(745,161)
Amortization Premium/Discount	4,289
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of December 31, 2008	$ 10,896,400

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008